Nature of Operations	Nov. 18, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations
Note 1. Nature of Operations
Dominion Energy, headquartered in Richmond, Virginia, is one of the nation’s largest producers and transporters of energy. Dominion Energy’s operations are conducted through various subsidiaries, including Virginia Power and Dominion Energy Gas. Virginia Power is a regulated public utility that generates, transmits and distributes electricity for sale in Virginia and northeastern North Carolina. Following the Dominion Energy Gas Restructuring, Dominion Energy Gas is a holding company that conducts business activities through regulated interstate natural gas transmission and underground storage systems primarily in the eastern and Rocky Mountain regions of the U.S., as well as the Cove Point LNG Facility and Liquefaction Facility. In addition, other Dominion Energy subsidiaries provide merchant generation, natural gas distribution services in the Rocky Mountain region of the U.S, regulated gas transportation and distribution operations in Ohio and gas gathering and processing activities primarily in West Virginia, Ohio and Pennsylvania. The SCANA Combination was completed in January 2019. See Note 3 for a description of operations acquired in the SCANA Combination and for more information on the Dominion Energy Gas Restructuring.